Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Aging of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 628,681,800	$ 481,442,020
Leasing Accounts Receivables, Non-current	69,873,385	62,602,528
Other receivables, Current	51,137,744	69,371,881
Trade and other receivables, Current	688,185,127	554,886,639
Trade receivables, Non-current	442,871,507	377,047,284
Trade accounts receivable and other accounts receivable	3,041,448	5,366,754
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	694,597,739	531,179,316
Leasing Accounts Receivables, Non-current	69,873,385	62,602,528
Other receivables, Current	62,567,338	79,890,848
Trade and other receivables, Current	767,900,561	619,626,310
Trade receivables, Non-current	442,941,968	377,160,616
Trade accounts receivable and other accounts receivable	3,041,448	5,366,754
Oficio Circular Official Bulletin No715 | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(65,915,939)	(49,737,296)
Oficio Circular Official Bulletin No715 | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(11,429,594)	(10,518,967)
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Accounts receivable for leasing, gross	10,735,484	8,556,146
Impairment provision	(2,369,901)	(4,483,408)
Trade and other receivables, Current	688,185,127	554,886,639
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	694,597,739	531,179,316
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Other receivables, Current	62,567,338	79,890,848
Oficio Circular Official Bulletin No715 | Noncurrent [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(70,461)	(113,332)
Oficio Circular Official Bulletin No715 | Noncurrent [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Accounts receivable for leasing, gross	69,873,385	62,602,528
Trade and other receivables, Current	515,786,340	445,016,566
Oficio Circular Official Bulletin No715 | Noncurrent [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	442,941,968	377,160,616
Oficio Circular Official Bulletin No715 | Noncurrent [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Other receivables, Current	3,041,448	5,366,754
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(12,199,914)	(5,564,122)
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Accounts receivable for leasing, gross	10,735,484	8,556,146
Impairment provision	(2,369,901)	(4,483,408)
Trade and other receivables, Current	493,541,082	445,627,153
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	446,237,669	377,746,656
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Other receivables, Current	51,137,744	69,371,881
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(538,295)	(291,820)
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	73,932,865	36,093,197
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	74,471,160	36,385,017
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(1,271,819)	(999,683)
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	21,178,960	11,407,509
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	22,450,779	12,407,192
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(1,612,055)	(1,089,744)
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	8,030,203	5,447,770
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	9,642,258	6,537,514
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(2,007,354)	(2,061,977)
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	7,159,665	4,838,764
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	9,167,019	6,900,741
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(5,163,509)	(2,685,492)
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	8,558,738	4,861,478
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	13,722,247	7,546,970
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(4,464,527)	(3,242,896)
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	7,183,906	3,813,146
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	11,648,433	7,056,042
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(4,772,548)	(2,392,141)
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	3,735,474	1,477,091
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	8,508,022	3,869,232
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(5,319,334)	(2,225,233)
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	5,390,619	1,314,469
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,709,953	3,539,702
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(28,566,584)	(29,184,188)
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(11,429,594)	(10,518,967)
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	59,473,615	40,006,062
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	88,040,199	69,190,250
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Other receivables, Current	$ 11,429,594	$ 10,518,967